Advances to Suppliers, Net (Tables)	6 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Advances for products and services purchasing from third parties	$5,671,682	$5,174,302
Less: allowance for expected credit loss	—	—
Advances to suppliers, net	$5,671,682	$5,174,302